Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Furniture, fixtures, and equipment	$ 1,466	$ 1,448
Less: accumulated depreciation	(1,349)	(1,321)	$ (2,038)
Property and equipment, net	$ 117	127	195
Furniture, fixture and equipment		$ 1,448	$ 2,233